Note 9 - Deferred Share Units (Details) (USD $)	3 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2014 Deferred Share Units [Member]	May 28, 2010 Deferred Share Units [Member]
Note 9 - Deferred Share Units (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				110,000
Deferred Share Units to Non Management Board Members (in Dollars)	$ 9,181	$ 9,813	$ 45,365
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			64,635